PRINCIPAL TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Principal transactions revenue
Principal transactions revenue	$ 4,781	$ 7,234	$ 7,517
Interest rate contracts
Principal transactions revenue
Principal transactions revenue	2,301	5,136	3,231
Foreign exchange contracts
Principal transactions revenue
Principal transactions revenue	2,403	2,309	1,852
Equity contracts
Principal transactions revenue
Principal transactions revenue	158	3	995
Commodity and other contracts
Principal transactions revenue
Principal transactions revenue	92	76	126
Credit derivatives
Principal transactions revenue
Principal transactions revenue	(173)	(290)	1,313
Citicorp
Principal transactions revenue
Principal transactions revenue	4,750	5,634	5,693
Global Consumer Banking
Principal transactions revenue
Principal transactions revenue	812	716	533
Institutional Clients Group
Principal transactions revenue
Principal transactions revenue	4,130	4,873	5,566
Corporate/Other
Principal transactions revenue
Principal transactions revenue	(192)	45	(406)
Citi Holdings
Principal transactions revenue
Principal transactions revenue	31	1,600	1,824
Local Consumer Lending
Principal transactions revenue
Principal transactions revenue	(69)	(102)	(217)
Brokerage and Asset Management
Principal transactions revenue
Principal transactions revenue	5	(11)	(37)
Special Asset Pool
Principal transactions revenue
Principal transactions revenue	$ 95	$ 1,713	$ 2,078